Quarterly Holdings Report
for

Fidelity® Nasdaq Composite Index® Tracking Stock

August 31, 2020

ETF-QTLY-1020
1.805775.116

Schedule of Investments August 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 16.9%
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	4,108	$238,264
Bandwidth, Inc. (a)	4,194	660,471
Cogent Communications Group, Inc.	9,485	637,961
Consolidated Communications Holdings, Inc. (a)	29,665	230,794
GCI Liberty, Inc. (a)	18,556	1,498,954
Iridium Communications, Inc. (a)	27,277	764,029
Liberty Global PLC:
Class A (a)	37,351	872,893
Class C (a)	79,611	1,831,849
Liberty Latin America Ltd.:
Class A (a)	17,843	174,861
Class C (a)	33,283	317,520
PDVWireless, Inc. (a)	4,727	206,759
Vonage Holdings Corp. (a)	54,048	618,850
		8,053,205
Entertainment - 2.5%
Activision Blizzard, Inc.	142,293	11,884,311
Bilibili, Inc. ADR (a)(b)	32,267	1,524,616
Electronic Arts, Inc. (a)	52,631	7,340,446
iQIYI, Inc. ADR (a)	58,150	1,258,948
LiveXLive Media, Inc. (a)(b)	44,494	120,134
NetEase, Inc. ADR	13,609	6,630,441
Netflix, Inc. (a)	80,664	42,716,428
Roku, Inc. Class A (a)	18,651	3,235,575
Take-Two Interactive Software, Inc. (a)	21,451	3,672,197
Warner Music Group Corp. Class A	15,773	467,827
Zynga, Inc. (a)	176,719	1,601,074
		80,451,997
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	54,727	89,179,288
Class C (a)	61,344	100,247,138
Baidu.com, Inc. sponsored ADR (a)	51,074	6,362,288
CarGurus, Inc. Class A (a)	19,337	471,436
Facebook, Inc. Class A (a)	439,475	128,854,070
InterActiveCorp (a)	14,685	1,952,958
Luokung Technology Corp. (a)(b)	63,555	30,239
Match Group, Inc. (a)	46,308	5,171,677
Momo, Inc. ADR	32,762	668,345
Qutoutiao, Inc. ADR (a)(b)	53,438	147,489
SINA Corp. (a)	14,082	572,926
TripAdvisor, Inc.	26,332	615,379
Weibo Corp. sponsored ADR (a)(b)	15,873	592,063
Yandex NV Series A (a)(b)	55,226	3,768,070
YY, Inc. ADR (a)	11,261	962,140
Zillow Group, Inc.:
Class A (a)	12,475	1,063,868
Class C (a)(b)	28,240	2,421,862
		343,081,236
Media - 2.7%
AMC Networks, Inc. Class A (a)(b)	10,451	253,855
Cardlytics, Inc. (a)(b)	6,204	470,573
Charter Communications, Inc. Class A (a)	37,578	23,133,393
Comcast Corp. Class A	830,789	37,227,655
comScore, Inc. (a)	42,579	111,983
Criteo SA sponsored ADR (a)	19,588	255,036
Discovery Communications, Inc.:
Class A (a)(b)	28,675	632,714
Class C (non-vtg.) (a)	66,945	1,336,892
DISH Network Corp. Class A (a)	54,772	1,945,501
Fox Corp.:
Class A	66,463	1,851,659
Class B	50,441	1,402,260
Liberty Broadband Corp.:
Class A (a)	4,573	631,943
Class C (a)	28,023	3,925,742
Liberty Media Corp.:
Liberty Braves Class C (a)	11,482	223,095
Liberty Formula One Group Series C (a)(b)	38,964	1,518,817
Liberty SiriusXM Series A (a)	20,278	736,294
Liberty SiriusXM Series C (a)	38,746	1,394,662
Loral Space & Communications Ltd.	8,197	193,203
News Corp.:
Class A	79,087	1,195,795
Class B	44,353	668,400
Nexstar Broadcasting Group, Inc. Class A	9,090	872,731
Scholastic Corp.	8,685	195,413
Sinclair Broadcast Group, Inc. Class A (b)	14,973	311,588
Sirius XM Holdings, Inc.	816,898	4,795,191
ViacomCBS, Inc.:
Class A	6,675	203,855
Class B	100,126	2,788,509
		88,276,759
Wireless Telecommunication Services - 0.9%
Millicom International Cellular SA	21,631	639,196
Shenandoah Telecommunications Co.	10,757	594,862
T-Mobile U.S., Inc.	226,466	26,424,053
VEON Ltd. sponsored ADR	370,981	526,793
Vodafone Group PLC sponsored ADR	77,043	1,137,925
		29,322,829

TOTAL COMMUNICATION SERVICES		549,186,026

CONSUMER DISCRETIONARY - 17.5%
Auto Components - 0.1%
Dorman Products, Inc. (a)	6,454	546,589
Fox Factory Holding Corp. (a)	8,281	834,808
Gentex Corp.	41,258	1,116,029
Gentherm, Inc. (a)	7,859	355,463
The Goodyear Tire & Rubber Co.	53,541	513,726
Visteon Corp. (a)	6,416	483,959
		3,850,574
Automobiles - 2.6%
Li Auto, Inc. ADR (a)(b)	16,699	272,194
Tesla, Inc. (a)	169,410	84,420,391
		84,692,585
Distributors - 0.1%
Core-Mark Holding Co., Inc.	11,626	388,541
LKQ Corp. (a)	58,684	1,862,630
Pool Corp.	7,229	2,369,955
		4,621,126
Diversified Consumer Services - 0.1%
Afya Ltd. (a)	12,209	312,184
Arco Platform Ltd. Class A (a)	6,743	305,053
Career Education Corp. (a)	17,778	255,470
Frontdoor, Inc. (a)	17,494	762,214
Grand Canyon Education, Inc. (a)	9,605	903,254
Laureate Education, Inc. Class A (a)	27,655	346,241
Strategic Education, Inc.	4,550	466,694
Weight Watchers International, Inc. (a)	15,507	364,104
		3,715,214
Hotels, Restaurants & Leisure - 1.3%
Bloomin' Brands, Inc.	22,084	316,685
Caesars Entertainment, Inc. (a)	29,394	1,346,245
Churchill Downs, Inc.	7,494	1,309,651
Cracker Barrel Old Country Store, Inc.	5,185	693,286
Dave & Buster's Entertainment, Inc.	1,280	21,286
Denny's Corp. (a)	15,073	172,737
DraftKings, Inc. Class A (a)(b)	67,817	2,398,009
Dunkin' Brands Group, Inc.	14,834	1,128,571
Extended Stay America, Inc. unit	40,286	503,172
Golden Entertainment, Inc. (a)	17,648	226,600
Huazhu Group Ltd. ADR	29,402	1,315,151
Jack in the Box, Inc.	5,383	443,505
Marriott International, Inc. Class A	58,777	6,048,741
Melco Crown Entertainment Ltd. sponsored ADR	41,100	802,272
Monarch Casino & Resort, Inc. (a)	5,812	267,410
Papa John's International, Inc.	7,038	691,765
Penn National Gaming, Inc. (a)	28,265	1,444,342
Playa Hotels & Resorts NV (a)(b)	50,294	212,241
Red Rock Resorts, Inc.	19,886	339,553
Scientific Games Corp. Class A (a)	23,307	482,105
Starbucks Corp.	212,490	17,949,030
Texas Roadhouse, Inc. Class A	14,063	885,828
The Cheesecake Factory, Inc. (b)	10,465	309,031
Wendy's Co.	42,446	888,819
Wingstop, Inc.	6,118	999,681
Wynn Resorts Ltd.	20,776	1,816,861
		43,012,577
Household Durables - 0.3%
Cavco Industries, Inc. (a)	2,221	424,011
Garmin Ltd.	35,960	3,725,816
Helen of Troy Ltd. (a)	5,145	1,064,089
iRobot Corp. (a)(b)	6,251	462,762
LGI Homes, Inc. (a)	5,778	646,327
Newell Brands, Inc.	83,636	1,336,503
Sonos, Inc. (a)	27,240	383,267
Universal Electronics, Inc. (a)	4,650	191,022
		8,233,797
Internet & Direct Marketing Retail - 11.6%
Amazon.com, Inc. (a)	90,984	313,982,145
Baozun, Inc. sponsored ADR (a)(b)	11,483	475,856
CNOVA NV (a)(b)	41,231	145,641
Ctrip.com International Ltd. ADR (a)	99,238	3,000,957
eBay, Inc.	128,591	7,044,215
Etsy, Inc. (a)	22,767	2,725,210
Expedia, Inc. (b)	25,778	2,530,111
Groupon, Inc. (a)	8,685	276,444
JD.com, Inc. sponsored ADR (a)	171,593	13,494,074
MakeMyTrip Ltd. (a)	17,841	301,156
MercadoLibre, Inc. (a)	9,177	10,724,150
Pinduoduo, Inc. ADR (a)	51,594	4,588,770
Qurate Retail, Inc. Series A (a)	81,144	896,641
Secoo Holding Ltd. ADR (a)	46	131
Stamps.com, Inc. (a)	3,626	904,107
Stitch Fix, Inc. (a)(b)	13,710	331,097
The Booking Holdings, Inc. (a)	7,499	14,326,465
The RealReal, Inc. (a)	21,962	352,710
Waitr Holdings, Inc. (a)	58,407	235,380
		376,335,260
Leisure Products - 0.2%
BRP, Inc.	10,128	0
Hasbro, Inc.	26,401	2,084,095
Mattel, Inc. (a)	68,352	734,442
Peloton Interactive, Inc. Class A (a)	39,590	3,035,365
		5,853,902
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	44,449	4,279,105
Ollie's Bargain Outlet Holdings, Inc. (a)	12,636	1,207,243
		5,486,348
Specialty Retail - 0.7%
Bed Bath & Beyond, Inc. (b)	33,022	402,208
Five Below, Inc. (a)	10,149	1,110,808
Monro, Inc. (b)	7,586	349,639
National Vision Holdings, Inc. (a)	17,004	638,840
O'Reilly Automotive, Inc. (a)	13,579	6,322,790
Rent-A-Center, Inc.	13,132	403,152
Ross Stores, Inc.	64,041	5,832,854
Sleep Number Corp. (a)	6,849	328,752
The Children's Place Retail Stores, Inc. (b)	4,129	82,435
The ODP Corp.	13,271	310,276
Tractor Supply Co. (b)	21,691	3,228,272
Ulta Beauty, Inc. (a)(b)	10,722	2,489,434
Urban Outfitters, Inc. (a)	22,640	532,946
Vroom, Inc.	23,312	1,599,903
		23,632,309
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	13,254	1,134,145
Crocs, Inc. (a)	14,865	593,262
lululemon athletica, Inc. (a)	22,677	8,519,069
Sequential Brands Group, Inc. (a)(b)	8,375	51,004
Steven Madden Ltd.	17,628	373,008
		10,670,488

TOTAL CONSUMER DISCRETIONARY		570,104,180

CONSUMER STAPLES - 3.6%
Beverages - 1.4%
Coca-Cola Bottling Co. Consolidated	1,615	441,380
MGP Ingredients, Inc. (b)	5,547	197,196
Monster Beverage Corp. (a)	94,959	7,963,262
National Beverage Corp. (a)(b)	10,217	830,846
PepsiCo, Inc.	253,088	35,447,505
		44,880,189
Food & Staples Retailing - 1.2%
Casey's General Stores, Inc.	7,338	1,305,063
Costco Wholesale Corp.	80,599	28,021,048
Grocery Outlet Holding Corp. (a)	18,979	780,606
HF Foods Group, Inc. (a)(b)	21,493	170,654
PriceSmart, Inc.	7,240	476,030
Sprouts Farmers Market LLC (a)	25,692	599,908
Walgreens Boots Alliance, Inc.	162,726	6,186,843
		37,540,152
Food Products - 0.9%
Beyond Meat, Inc. (a)(b)	12,104	1,644,328
Bridgford Foods Corp. (a)	4,425	73,411
Cal-Maine Foods, Inc. (a)(b)	9,859	380,459
Calavo Growers, Inc. (b)	4,353	276,285
Freshpet, Inc. (a)	8,494	964,918
Hostess Brands, Inc. Class A (a)(b)	28,886	370,896
J&J Snack Foods Corp.	4,114	559,298
Lancaster Colony Corp.	5,627	1,000,030
Mondelez International, Inc.	259,316	15,149,241
Pilgrim's Pride Corp. (a)	42,799	684,784
Sanderson Farms, Inc.	4,816	563,279
The Hain Celestial Group, Inc. (a)	21,958	720,003
The Kraft Heinz Co.	220,616	7,730,385
The Simply Good Foods Co. (a)	21,214	527,168
Vital Farms, Inc. (a)(b)	6,817	268,590
		30,913,075
Household Products - 0.1%
Central Garden & Pet Co. Class A (non-vtg.) (a)	10,691	397,278
Reynolds Consumer Products, Inc.	40,000	1,329,200
WD-40 Co. (b)	2,895	591,680
		2,318,158
Personal Products - 0.0%
Inter Parfums, Inc.	6,977	311,663

TOTAL CONSUMER STAPLES		115,963,237

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
CSI Compressco LP	63,578	72,479
Geospace Technologies Corp. (a)	14,443	94,602
KLX Energy Services Holdings, Inc. (a)	8,242	64,782
Patterson-UTI Energy, Inc.	54,000	207,900
Smart Sand, Inc. (a)(b)	84,790	117,010
		556,773
Oil, Gas & Consumable Fuels - 0.2%
Alliance Resource Partners LP	48,310	160,872
Altus Midstream Co. (a)(b)	5,794	76,249
Amplify Energy Corp. New warrants 5/4/22 (a)	322	8
Apache Corp.	75,556	1,118,229
Blueknight Energy Partners LP	45,472	67,753
Centennial Resource Development, Inc. Class A (a)	120,815	87,736
Clean Energy Fuels Corp. (a)	78,775	207,966
Diamondback Energy, Inc.	30,856	1,202,150
National Energy Services Reunited Corp. (a)(b)	29,155	219,829
New Fortress Energy LLC	30,826	825,212
Nextdecade Corp. (a)	30,121	40,061
Noble Energy, Inc.	97,968	974,782
Pacific Ethanol, Inc. (a)	146,156	578,778
PDC Energy, Inc. (a)	25,047	379,212
StealthGas, Inc. (a)	18,745	54,548
Tellurian, Inc. (a)(b)	119,010	110,536
Viper Energy Partners LP	20,395	207,621
Westwater Resources, Inc. (a)(b)	39,568	75,575
		6,387,117

TOTAL ENERGY		6,943,890

FINANCIALS - 3.7%
Banks - 1.3%
1st Source Corp.	7,480	257,686
Ameris Bancorp	14,882	364,907
BancFirst Corp.	8,445	371,580
Bank OZK	27,397	631,227
Banner Corp.	9,164	331,004
BOK Financial Corp.	14,032	787,756
Boston Private Financial Holdings, Inc.	27,517	163,451
Bridge Bancorp, Inc.	8,058	161,241
Brookline Bancorp, Inc., Delaware	24,271	233,002
Camden National Corp.	5,704	186,264
Cathay General Bancorp	16,955	418,619
City Holding Co.	4,481	286,694
Columbia Banking Systems, Inc.	15,432	430,707
Commerce Bancshares, Inc. (b)	21,847	1,301,426
Community Trust Bancorp, Inc.	6,112	197,234
ConnectOne Bancorp, Inc.	12,974	196,167
CVB Financial Corp.	29,773	542,166
Eagle Bancorp, Inc.	8,114	233,521
East West Bancorp, Inc.	28,507	1,048,487
Enterprise Bancorp, Inc.	5,093	110,671
Enterprise Financial Services Corp.	8,154	243,886
Farmers & Merchants Bancorp, Inc.	3,593	77,429
Fifth Third Bancorp	126,301	2,609,379
First Bancorp, North Carolina	9,092	185,931
First Busey Corp.	14,534	258,923
First Citizens Bancshares, Inc.	1,895	745,019
First Financial Bancorp, Ohio	21,763	298,588
First Financial Bankshares, Inc.	27,396	829,414
First Financial Corp., Indiana	5,157	177,349
First Hawaiian, Inc.	26,875	444,244
First Internet Bancorp	8,889	129,868
First Interstate Bancsystem, Inc.	10,669	349,943
First Merchants Corp.	11,873	303,711
First Midwest Bancorp, Inc., Delaware	24,424	304,323
First of Long Island Corp.	9,246	142,065
Flushing Financial Corp.	11,802	143,158
Fulton Financial Corp.	35,267	344,911
German American Bancorp, Inc.	8,535	241,967
Glacier Bancorp, Inc.	18,807	659,844
Great Southern Bancorp, Inc.	4,910	189,231
Grupo Financiero Galicia SA sponsored ADR (a)	19,458	201,001
Hancock Whitney Corp.	19,736	394,917
HarborOne Bancorp, Inc.	21,776	188,362
Heartland Financial U.S.A., Inc.	8,967	308,734
Home Bancshares, Inc.	35,068	568,452
Hope Bancorp, Inc.	32,215	272,539
Howard Bancorp, Inc. (a)	13,135	128,854
Huntington Bancshares, Inc.	178,788	1,682,395
Independent Bank Corp., Massachusetts	7,476	469,867
Independent Bank Group, Inc. (b)	10,173	473,045
International Bancshares Corp.	15,042	475,026
Investar Holding Corp.	7,168	97,485
Investors Bancorp, Inc.	55,940	433,535
Lakeland Bancorp, Inc.	17,786	189,065
Lakeland Financial Corp. (b)	6,946	317,363
Live Oak Bancshares, Inc.	14,511	321,854
Mid Penn Bancorp, Inc.	5,589	107,532
NBT Bancorp, Inc.	11,005	335,322
OceanFirst Financial Corp.	16,101	251,337
Old National Bancorp, Indiana	35,969	502,847
Pacific Premier Bancorp, Inc.	17,070	385,611
PacWest Bancorp	25,788	492,035
People's Utah Bancorp	8,603	177,394
Peoples Financial Services Corp.	2,296	83,666
Peoples United Financial, Inc.	81,680	864,174
Pinnacle Financial Partners, Inc.	15,993	638,920
Popular, Inc.	16,777	621,420
Preferred Bank, Los Angeles	5,508	205,999
Renasant Corp.	13,192	334,681
Republic Bancorp, Inc., Kentucky Class A	6,255	192,404
S&T Bancorp, Inc.	10,224	206,474
Sandy Spring Bancorp, Inc.	12,180	291,346
Seacoast Banking Corp., Florida (a)	13,807	279,454
ServisFirst Bancshares, Inc.	13,039	477,879
Signature Bank	9,893	959,918
Simmons First National Corp. Class A	24,450	417,362
South State Corp.	12,845	715,210
Southside Bancshares, Inc.	9,396	258,907
Stock Yards Bancorp, Inc.	7,039	302,184
SVB Financial Group (a)	9,836	2,511,918
TCF Financial Corp.	30,682	824,732
Texas Capital Bancshares, Inc. (a)	10,807	350,039
The First Bancorp, Inc.	5,129	109,145
TowneBank	18,206	322,792
Trico Bancshares	8,949	247,798
Trustmark Corp.	14,475	339,873
UMB Financial Corp.	10,269	551,651
Umpqua Holdings Corp.	50,022	564,248
Union Bankshares Corp.	17,292	402,212
United Bankshares, Inc., West Virginia	26,948	704,421
United Community Bank, Inc.	17,522	317,499
Univest Corp. of Pennsylvania	10,986	176,765
Valley National Bancorp	76,499	574,507
Veritex Holdings, Inc.	12,550	225,649
Washington Trust Bancorp, Inc.	6,158	205,554
WesBanco, Inc.	15,039	334,167
Westamerica Bancorp.	6,538	397,903
Wintrust Financial Corp.	12,495	543,782
Zions Bancorp NA	27,768	893,019
		43,155,237
Capital Markets - 1.4%
BGC Partners, Inc. Class A	86,989	219,212
Blucora, Inc. (a)	17,964	214,311
Carlyle Group LP (b)	66,846	1,725,295
CME Group, Inc.	65,049	11,440,168
Diamond Hill Investment Group, Inc.	1,427	176,820
E*TRADE Financial Corp.	39,164	2,118,772
Hamilton Lane, Inc. Class A	6,821	498,683
Interactive Brokers Group, Inc.	16,224	860,196
LPL Financial	14,818	1,217,447
MarketAxess Holdings, Inc.	7,134	3,466,696
Morningstar, Inc.	8,423	1,348,943
Northern Trust Corp.	37,577	3,077,181
SEI Investments Co.	25,387	1,329,263
T. Rowe Price Group, Inc.	40,861	5,688,260
TD Ameritrade Holding Corp.	100,102	3,841,915
The NASDAQ OMX Group, Inc.	30,689	4,125,215
Tradeweb Markets, Inc. Class A	15,308	876,995
Virtu Financial, Inc. Class A	26,102	674,215
XP, Inc. Class A (a)	66,963	3,307,303
		46,206,890
Consumer Finance - 0.1%
Credit Acceptance Corp. (a)(b)	3,167	1,224,996
Encore Capital Group, Inc. (a)	8,653	397,519
EZCORP, Inc. (non-vtg.) Class A (a)	27,084	145,712
First Cash Financial Services, Inc.	8,810	526,398
LendingTree, Inc. (a)	2,634	813,748
LexinFintech Holdings Ltd. ADR (a)	27,340	213,525
Navient Corp.	47,740	433,957
PRA Group, Inc. (a)	11,240	524,627
SLM Corp.	56,814	434,059
		4,714,541
Insurance - 0.7%
American National Group, Inc.	5,717	428,832
Amerisafe, Inc.	4,815	321,305
Arch Capital Group Ltd. (a)	72,039	2,272,110
Brighthouse Financial, Inc. (a)	17,421	528,902
Cincinnati Financial Corp.	30,068	2,387,700
eHealth, Inc. (a)(b)	5,629	355,302
Enstar Group Ltd. (a)	3,299	590,488
Erie Indemnity Co. Class A (b)	8,947	1,909,648
Fanhua, Inc. ADR	9,541	193,587
GoHealth, Inc. (a)(b)	14,066	195,658
James River Group Holdings Ltd.	7,821	380,961
Kinsale Capital Group, Inc.	4,705	975,017
National General Holdings Corp.	24,687	840,592
National Western Life Group, Inc.	1,072	235,829
Palomar Holdings, Inc. (a)	5,577	626,576
Principal Financial Group, Inc.	50,070	2,108,448
Safety Insurance Group, Inc.	3,961	286,776
Selective Insurance Group, Inc.	12,713	760,365
State Auto Financial Corp.	12,372	190,900
Trupanion, Inc. (a)(b)	9,087	570,028
United Fire Group, Inc.	7,912	199,224
United Insurance Holdings Corp.	21,862	165,495
Willis Towers Watson PLC	23,204	4,769,118
		21,292,861
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	96,146	1,356,620
New York Mortgage Trust, Inc.	112,527	297,071
		1,653,691
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	33,618	313,992
HomeStreet, Inc.	8,398	229,853
Kearny Financial Corp.	26,045	202,109
Meridian Bancorp, Inc. Maryland	17,624	205,143
Meta Financial Group, Inc.	11,337	218,577
NMI Holdings, Inc. (a)	19,972	342,520
Northfield Bancorp, Inc.	17,231	166,451
Northwest Bancshares, Inc.	28,645	289,601
TFS Financial Corp. (b)	57,330	885,749
Trustco Bank Corp., New York	35,164	209,577
Washington Federal, Inc.	17,608	412,908
WMI Holdings Corp. (a)	25,376	465,015
WSFS Financial Corp.	12,678	371,465
		4,312,960

TOTAL FINANCIALS		121,336,180

HEALTH CARE - 9.6%
Biotechnology - 5.5%
ACADIA Pharmaceuticals, Inc. (a)	30,507	1,207,772
Acceleron Pharma, Inc. (a)	10,838	1,056,380
ADMA Biologics, Inc. (a)(b)	51,252	130,693
Aduro Biotech, Inc. (a)	57,550	178,405
Agios Pharmaceuticals, Inc. (a)	14,566	597,352
Aileron Therapeutics, Inc. (a)	98,170	125,658
Aimmune Therapeutics, Inc. (a)(b)	18,538	634,370
Akebia Therapeutics, Inc. (a)	33,595	349,724
Aldeyra Therapeutics, Inc. (a)	25,278	165,065
Alector, Inc. (a)	18,683	241,384
Alexion Pharmaceuticals, Inc. (a)	41,330	4,720,713
Alkermes PLC (a)	34,570	571,788
Allakos, Inc. (a)(b)	10,426	933,961
Allena Pharmaceuticals, Inc. (a)(b)	76,027	102,636
Allogene Therapeutics, Inc. (a)	25,228	899,378
Allovir, Inc. (a)	10,795	349,650
Alnylam Pharmaceuticals, Inc. (a)	21,713	2,880,012
Amarin Corp. PLC ADR (a)(b)	80,780	626,853
Amgen, Inc.	108,016	27,362,613
Amicus Therapeutics, Inc. (a)(b)	53,776	785,130
Apellis Pharmaceuticals, Inc. (a)	17,020	524,727
Applied Therapeutics, Inc. (a)	7,274	175,303
Arbutus Biopharma Corp. (a)	67,317	195,892
Arena Pharmaceuticals, Inc. (a)	11,721	818,360
Argenx SE ADR (a)	4,637	1,072,399
Arrowhead Pharmaceuticals, Inc. (a)	21,264	898,191
Ascendis Pharma A/S sponsored ADR (a)	9,154	1,356,440
Atara Biotherapeutics, Inc. (a)	22,158	298,690
Athenex, Inc. (a)	22,778	261,719
Aurinia Pharmaceuticals, Inc. (a)	27,268	404,384
AVROBIO, Inc. (a)	12,396	214,699
Axovant Gene Therapies Ltd. (a)	43,077	127,939
BeiGene Ltd. ADR (a)	8,241	1,990,778
Bellicum Pharmaceuticals, Inc. (a)(b)	13,692	81,467
BeyondSpring, Inc. (a)	11,526	143,268
BioCryst Pharmaceuticals, Inc. (a)	56,359	233,890
Biogen, Inc. (a)	30,186	8,682,701
BioMarin Pharmaceutical, Inc. (a)	33,915	2,646,387
BioNTech SE ADR (a)(b)	9,721	595,411
bluebird bio, Inc. (a)	13,336	790,825
Blueprint Medicines Corp. (a)	11,290	874,185
Bridgebio Pharma, Inc. (a)(b)	25,192	752,233
CareDx, Inc. (a)	11,812	403,380
Cellectis SA sponsored ADR (a)	9,006	166,161
ChemoCentryx, Inc. (a)	13,031	697,159
Chimerix, Inc. (a)	45,444	127,698
China Biologic Products Holdings, Inc. (a)	8,008	845,244
Clementia Pharmaceuticals, Inc. rights (a)(c)	20,215	27,290
Coherus BioSciences, Inc. (a)(b)	18,664	354,056
Constellation Pharmaceuticals, Inc. (a)	12,178	256,347
Cortexyme, Inc. (a)(b)	7,493	329,467
Corvus Pharmaceuticals, Inc. (a)(b)	33,660	127,571
CRISPR Therapeutics AG (a)	12,532	1,171,241
CureVac NV (a)(b)	30,631	1,687,155
Cyclerion Therapeutics, Inc. (a)	43,704	298,061
Cytokinetics, Inc. (a)	15,151	363,018
CytomX Therapeutics, Inc. (a)	20,833	152,081
Deciphera Pharmaceuticals, Inc. (a)	12,060	542,821
Denali Therapeutics, Inc. (a)	23,276	742,504
Dicerna Pharmaceuticals, Inc. (a)	17,697	327,748
Diffusion Pharmaceuticals, Inc. (a)	134,018	131,271
Eagle Pharmaceuticals, Inc. (a)	4,649	184,472
Editas Medicine, Inc. (a)(b)	13,484	475,041
Eidos Therapeutics, Inc. (a)(b)	9,017	390,256
Enanta Pharmaceuticals, Inc. (a)	5,634	294,038
Epizyme, Inc. (a)(b)	25,187	327,431
Esperion Therapeutics, Inc. (a)(b)	7,183	259,306
Exact Sciences Corp. (a)	28,487	2,144,786
Exelixis, Inc. (a)	60,287	1,339,577
Exicure, Inc. (a)	60,765	120,922
Fate Therapeutics, Inc. (a)	16,944	616,762
FibroGen, Inc. (a)	18,681	837,469
Five Prime Therapeutics, Inc. (a)	28,108	120,021
Forte Biosciences, Inc. (a)	8,722	272,563
G1 Therapeutics, Inc. (a)	11,974	183,801
Galapagos Genomics NV sponsored ADR (a)	1,786	237,824
Gilead Sciences, Inc.	230,738	15,401,762
Global Blood Therapeutics, Inc. (a)	12,602	791,154
GlycoMimetics, Inc. (a)	40,348	148,884
Gossamer Bio, Inc. (a)(b)	21,606	300,323
Grifols SA ADR	28,717	460,334
Gritstone Oncology, Inc. (a)	20,790	68,815
Halozyme Therapeutics, Inc. (a)	29,030	841,725
Heron Therapeutics, Inc. (a)	23,075	329,973
Homology Medicines, Inc. (a)	14,809	157,420
IGM Biosciences, Inc. (a)(b)	6,014	258,602
ImmunoGen, Inc. (a)	52,544	194,413
Immunomedics, Inc. (a)(b)	45,080	2,008,765
Incyte Corp. (a)	40,673	3,918,844
InflaRx NV (a)(b)	24,966	109,850
Insmed, Inc. (a)	22,314	629,032
Intercept Pharmaceuticals, Inc. (a)(b)	8,334	415,700
Ionis Pharmaceuticals, Inc. (a)(b)	27,152	1,479,784
Iovance Biotherapeutics, Inc. (a)(b)	29,778	992,501
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	39,465	398,597
Kalvista Pharmaceuticals, Inc. (a)	11,408	149,445
Karuna Therapeutics, Inc. (a)	5,770	440,828
Karyopharm Therapeutics, Inc. (a)	18,629	283,347
Kiniksa Pharmaceuticals Ltd. (a)(b)	8,987	158,800
Kodiak Sciences, Inc. (a)	10,039	527,951
Lexicon Pharmaceuticals, Inc. (a)(b)	76,301	133,527
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	3,876	395,352
General CVR (a)	1,530	9
Glucagon CVR (a)	1,530	15
rights (a)	1,530	9
TR Beta CVR (a)	1,530	321
Macrogenics, Inc. (a)	13,174	381,256
Madrigal Pharmaceuticals, Inc. (a)(b)	3,778	406,891
Magenta Therapeutics, Inc. (a)	18,653	135,607
Marker Therapeutics, Inc. (a)(b)	62,069	111,724
Minerva Neurosciences, Inc. (a)	36,194	115,097
Mirati Therapeutics, Inc. (a)	8,890	1,327,899
Moderna, Inc. (a)(b)	72,752	4,720,877
Momenta Pharmaceuticals, Inc. (a)	24,547	1,280,617
Myriad Genetics, Inc. (a)	22,520	301,092
Natera, Inc. (a)	16,548	1,054,273
Neurocrine Biosciences, Inc. (a)	17,743	2,065,640
NextCure, Inc. (a)(b)	10,615	95,429
Nkarta, Inc. (a)	4,602	113,393
Novavax, Inc. (a)(b)	13,460	1,485,176
NuCana PLC ADR (a)(b)	20,260	112,240
Opko Health, Inc. (a)(b)	154,170	499,511
Organogenesis Holdings, Inc. Class A (a)	50,055	215,487
Ovid Therapeutics, Inc. (a)	27,436	157,483
Poseida Therapeutics, Inc. (a)(b)	10,038	94,257
Precigen, Inc. (a)(b)	54,902	332,157
Principia Biopharma, Inc. (a)	7,754	775,478
ProQR Therapeutics BV (a)	29,526	186,014
Prothena Corp. PLC (a)	15,836	205,235
PTC Therapeutics, Inc. (a)	13,278	656,265
Regeneron Pharmaceuticals, Inc. (a)	18,612	11,538,137
REGENXBIO, Inc. (a)	9,595	292,839
Relay Therapeutics, Inc. (a)	14,280	573,913
Repligen Corp. (a)	10,349	1,603,164
Replimune Group, Inc. (a)	11,786	318,222
Revolution Medicines, Inc.	14,468	410,023
Rocket Pharmaceuticals, Inc. (a)(b)	14,882	380,533
Rubius Therapeutics, Inc. (a)(b)	31,173	150,098
Sage Therapeutics, Inc. (a)	12,162	637,775
Sangamo Therapeutics, Inc. (a)	35,108	387,417
Sarepta Therapeutics, Inc. (a)	14,850	2,174,337
Savara, Inc. (a)	56,634	82,686
Seattle Genetics, Inc. (a)	32,219	5,101,556
Sellas Life Sciences Group, Inc. (a)(b)	35,671	76,336
Seres Therapeutics, Inc. (a)	33,575	889,402
Solid Biosciences, Inc. (a)(b)	45,051	107,672
Springworks Therapeutics, Inc. (a)(b)	10,437	463,507
Synlogic, Inc. (a)	56,123	123,471
T2 Biosystems, Inc. (a)(b)	97,803	152,573
TCR2 Therapeutics, Inc. (a)	10,688	216,111
TG Therapeutics, Inc. (a)	26,044	646,021
Tobira Therapeutics, Inc. rights (a)(c)	1,750	14,963
Turning Point Therapeutics, Inc. (a)	9,248	723,009
Twist Bioscience Corp. (a)	9,467	662,027
Ultragenyx Pharmaceutical, Inc. (a)	12,270	1,043,686
uniQure B.V. (a)	10,234	417,240
United Therapeutics Corp. (a)	8,911	953,121
UNITY Biotechnology, Inc. (a)	22,042	69,212
UroGen Pharma Ltd. (a)(b)	8,304	208,347
Vertex Pharmaceuticals, Inc. (a)	47,775	13,334,958
Viela Bio, Inc. (b)	12,380	417,082
Vir Biotechnology, Inc. (a)(b)	24,182	978,887
Voyager Therapeutics, Inc. (a)	14,749	173,891
Xencor, Inc. (a)	13,610	486,558
Y-mAbs Therapeutics, Inc. (a)	9,796	421,522
Zai Lab Ltd. ADR (a)	11,105	881,404
		178,550,847
Health Care Equipment & Supplies - 1.9%
Abiomed, Inc. (a)	8,624	2,652,915
Accelerate Diagnostics, Inc. (a)(b)	18,557	226,024
Align Technology, Inc. (a)	14,755	4,381,940
Atricure, Inc. (a)	10,461	467,921
Atrion Corp. (b)	485	306,384
Cardiovascular Systems, Inc. (a)	10,672	348,654
Dentsply Sirona, Inc.	41,358	1,855,733
DexCom, Inc. (a)	17,121	7,283,445
electroCore, Inc. (a)	126,838	224,503
Heska Corp. (a)	2,846	294,846
Hologic, Inc. (a)	49,026	2,927,833
ICU Medical, Inc. (a)	4,185	838,004
IDEXX Laboratories, Inc. (a)	15,226	5,954,280
Inari Medical, Inc. (b)	10,399	831,296
InMode Ltd. (a)(b)	9,802	310,037
Insulet Corp. (a)	12,480	2,723,760
Integra LifeSciences Holdings Corp. (a)	17,248	824,282
Intuitive Surgical, Inc. (a)	21,433	15,664,094
iRhythm Technologies, Inc. (a)	5,816	1,280,567
LeMaitre Vascular, Inc. (b)	7,621	246,006
LivaNova PLC (a)	10,852	508,959
Masimo Corp. (a)	10,274	2,301,376
Merit Medical Systems, Inc. (a)	12,474	612,473
Natus Medical, Inc. (a)	11,077	201,158
Neogen Corp. (a)	11,009	838,886
Novocure Ltd. (a)	20,062	1,660,131
NuVasive, Inc. (a)	10,801	563,056
Orthofix International NV (a)	6,922	210,013
Quidel Corp. (a)	8,178	1,439,001
Shockwave Medical, Inc. (a)	8,499	540,026
Silk Road Medical, Inc. (a)	8,035	489,974
SmileDirectClub, Inc. (a)(b)	33,035	268,244
Staar Surgical Co. (a)	10,524	504,626
Tactile Systems Technology, Inc. (a)(b)	6,274	241,110
Tandem Diabetes Care, Inc. (a)	12,055	1,358,840
Varex Imaging Corp. (a)	11,790	130,751
Wright Medical Group NV (a)	25,436	768,930
		62,280,078
Health Care Providers & Services - 0.4%
1Life Healthcare, Inc. (a)	25,811	752,907
Acadia Healthcare Co., Inc. (a)	20,477	632,944
Addus HomeCare Corp. (a)	3,971	371,924
Amedisys, Inc. (a)	6,419	1,552,756
BioScrip, Inc. (a)	40,818	474,305
BioTelemetry, Inc. (a)	8,692	344,029
Corvel Corp. (a)	4,677	388,285
Covetrus, Inc. (a)	25,969	594,950
Guardant Health, Inc. (a)	18,446	1,761,593
HealthEquity, Inc. (a)(b)	14,860	854,153
Henry Schein, Inc. (a)	25,498	1,694,087
LHC Group, Inc. (a)	6,328	1,319,008
Magellan Health Services, Inc. (a)	5,528	417,143
National Research Corp. Class A	6,474	362,544
Patterson Companies, Inc.	22,458	651,507
Pennant Group, Inc. (a)	9,705	359,473
Premier, Inc.	14,060	460,465
Progyny, Inc. (a)	19,470	555,869
R1 RCM, Inc. (a)	29,027	420,892
The Ensign Group, Inc.	12,337	722,208
		14,691,042
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	45,557	406,824
Cerner Corp.	57,048	4,185,612
Change Healthcare, Inc. (a)	65,688	929,485
Health Catalyst, Inc. (a)	10,067	313,889
HMS Holdings Corp. (a)	19,282	537,775
Inovalon Holdings, Inc. Class A (a)(b)	19,163	474,188
Livongo Health, Inc. (a)(b)	19,318	2,652,361
Nextgen Healthcare, Inc. (a)	22,046	292,330
Omnicell, Inc. (a)	9,364	624,392
Schrodinger, Inc.	10,567	638,881
Tabula Rasa HealthCare, Inc. (a)(b)	5,944	300,766
		11,356,503
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	11,664	1,336,928
Adaptive Biotechnologies Corp. (a)	25,379	1,056,020
Berkeley Lights, Inc. (a)	10,695	699,453
Bio-Techne Corp.	7,358	1,879,675
BioNano Genomics, Inc. (a)(b)	214,879	130,775
Bruker Corp.	30,489	1,281,148
ICON PLC (a)	10,392	1,937,173
Illumina, Inc. (a)	26,924	9,617,791
Luminex Corp.	11,424	304,907
Medpace Holdings, Inc. (a)	7,570	982,510
NeoGenomics, Inc. (a)(b)	22,092	860,483
Pacific Biosciences of California, Inc. (a)	53,914	355,832
PPD, Inc.	67,296	2,310,945
PRA Health Sciences, Inc. (a)	12,578	1,344,714
Syneos Health, Inc. (a)	20,857	1,316,077
		25,414,431
Pharmaceuticals - 0.7%
AcelRx Pharmaceuticals, Inc. (a)	111,695	139,619
Aclaris Therapeutics, Inc. (a)	74,892	184,234
Adamis Pharmaceuticals Corp. (a)(b)	211,082	139,314
Aerie Pharmaceuticals, Inc. (a)	16,329	179,619
Akcea Therapeutics, Inc. (a)(b)	26,237	479,612
Amphastar Pharmaceuticals, Inc. (a)	13,314	271,339
ANI Pharmaceuticals, Inc. rights (a)(c)	739	0
Arvinas Holding Co. LLC (a)	10,277	266,688
Assertio Holdings, Inc. (a)	143,497	116,233
AstraZeneca PLC rights (a)(c)	1,845	0
Axsome Therapeutics, Inc. (a)	8,021	588,020
Corcept Therapeutics, Inc. (a)(b)	27,152	344,830
Cronos Group, Inc. (a)	80,065	445,962
CymaBay Therapeutics, Inc. (a)	43,059	278,592
Dova Pharmaceuticals, Inc. rights (a)(c)	7,729	4,174
Eloxx Pharmaceuticals, Inc. (a)	44,509	137,310
Endo International PLC (a)(b)	72,292	217,599
EyeGate Pharmaceuticals, Inc. (a)	22,758	92,397
GW Pharmaceuticals PLC ADR (a)(b)	6,229	647,505
Harmony Biosciences Holdings, Inc. (a)	11,025	390,506
Horizon Therapeutics PLC (a)	39,595	2,974,376
Innoviva, Inc. (a)	26,015	304,636
Intra-Cellular Therapies, Inc. (a)	16,943	308,701
Jazz Pharmaceuticals PLC (a)	10,729	1,441,870
Mylan NV (a)	100,053	1,638,868
MyoKardia, Inc. (a)	10,734	1,174,729
Nektar Therapeutics (a)(b)	37,027	716,102
OptiNose, Inc. (a)(b)	32,390	147,375
Pacira Biosciences, Inc. (a)	9,644	602,943
Paratek Pharmaceuticals, Inc. (a)	28,213	129,780
Reata Pharmaceuticals, Inc. (a)	5,801	608,815
resTORbio, Inc. (a)(b)	50,973	116,218
Revance Therapeutics, Inc. (a)	14,801	432,633
Royalty Pharma PLC	66,223	2,740,308
Sanofi SA sponsored ADR	40,014	2,023,908
Supernus Pharmaceuticals, Inc. (a)	13,869	304,979
TherapeuticsMD, Inc. (a)(b)	122,799	179,287
Theravance Biopharma, Inc. (a)	16,275	298,321
Tilray, Inc. Class 2 (a)(b)	33,791	226,738
Tricida, Inc. (a)	12,967	137,061
Verrica Pharmaceuticals, Inc. (a)(b)	16,323	150,008
Zogenix, Inc. (a)	13,775	326,054
		21,907,263

TOTAL HEALTH CARE		314,200,164

INDUSTRIALS - 3.3%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	5,689	434,583
Axon Enterprise, Inc. (a)	11,953	1,024,133
Elbit Systems Ltd. (b)	8,700	1,168,671
Kratos Defense & Security Solutions, Inc. (a)	24,297	475,006
Mercury Systems, Inc. (a)	10,859	822,461
		3,924,854
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	15,131	384,630
Atlas Air Worldwide Holdings, Inc. (a)	7,081	399,298
C.H. Robinson Worldwide, Inc.	23,752	2,334,822
Expeditors International of Washington, Inc.	29,162	2,577,629
Forward Air Corp.	6,490	382,845
Hub Group, Inc. Class A (a)	7,750	417,260
		6,496,484
Airlines - 0.2%
Allegiant Travel Co.	3,565	458,459
American Airlines Group, Inc. (b)	92,869	1,211,940
Hawaiian Holdings, Inc. (b)	10,079	135,462
JetBlue Airways Corp. (a)	51,252	590,423
Ryanair Holdings PLC sponsored ADR (a)	17,065	1,380,559
SkyWest, Inc.	11,565	389,162
United Airlines Holdings, Inc. (a)(b)	50,758	1,827,288
		5,993,293
Building Products - 0.1%
AAON, Inc. (b)	11,264	641,260
American Woodmark Corp. (a)	3,885	339,938
Apogee Enterprises, Inc.	7,538	157,770
Builders FirstSource, Inc. (a)	25,445	779,126
Caesarstone Sdot-Yam Ltd.	14,633	161,475
Gibraltar Industries, Inc. (a)	7,511	469,024
Patrick Industries, Inc.	5,989	336,642
Ufp Industries, Inc.	12,979	770,304
		3,655,539
Commercial Services & Supplies - 0.5%
Casella Waste Systems, Inc. Class A (a)	10,150	569,923
Cimpress PLC (a)(b)	5,908	547,672
Cintas Corp.	18,773	6,255,915
Copart, Inc. (a)(b)	43,747	4,519,940
Healthcare Services Group, Inc. (b)	17,360	361,088
Herman Miller, Inc.	12,979	309,290
Interface, Inc.	18,525	140,049
Kimball International, Inc. Class B	12,153	136,235
McGrath RentCorp.	5,545	367,966
SP Plus Corp. (a)	16	328
Stericycle, Inc. (a)	18,315	1,174,175
Tetra Tech, Inc.	11,091	1,023,810
U.S. Ecology, Inc.	7,372	273,722
		15,680,113
Construction & Engineering - 0.0%
Aegion Corp. (a)	11,651	188,571
Primoris Services Corp.	14,279	272,158
Willscot Mobile Mini Holdings (a)	51,719	925,770
		1,386,499
Electrical Equipment - 0.1%
Ballard Power Systems, Inc. (a)	51,530	0
Encore Wire Corp.	5,436	280,552
Sunrun, Inc. (a)	26,748	1,512,733
TPI Composites, Inc. (a)	10,891	334,463
Vicor Corp. (a)	6,639	577,792
		2,705,540
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	41,049	2,043,419
Raven Industries, Inc.	9,343	232,174
		2,275,593
Machinery - 0.5%
Altra Industrial Motion Corp.	15,040	587,312
Chart Industries, Inc. (a)	8,937	587,340
Columbus McKinnon Corp. (NY Shares)	6,822	248,150
Franklin Electric Co., Inc.	9,857	585,112
Helios Technologies, Inc.	8,434	346,722
Kornit Digital Ltd. (a)	8,616	533,589
Lincoln Electric Holdings, Inc.	10,254	991,664
Middleby Corp. (a)	9,333	913,701
Nikola Corp. (a)(b)	67,515	2,755,287
Nordson Corp. (b)	10,297	1,920,288
Omega Flex, Inc. (b)	2,891	380,860
PACCAR, Inc.	61,971	5,319,591
RBC Bearings, Inc. (a)	5,243	692,286
TriMas Corp. (a)	11,117	281,038
Woodward, Inc.	10,536	902,830
		17,045,770
Marine - 0.0%
Golden Ocean Group Ltd. (b)	49,423	200,164
Star Bulk Carriers Corp. (b)	28,550	202,705
		402,869
Professional Services - 0.4%
51job, Inc. sponsored ADR (a)	7,571	496,203
CoStar Group, Inc. (a)	6,982	5,924,925
Exponent, Inc.	10,637	855,800
Forrester Research, Inc. (a)(b)	6,071	215,278
Huron Consulting Group, Inc. (a)	5,523	239,588
ICF International, Inc.	4,432	302,750
Kelly Services, Inc. Class A (non-vtg.)	12,523	237,812
Upwork, Inc. (a)	25,570	389,431
Verisk Analytics, Inc.	29,617	5,528,605
		14,190,392
Road & Rail - 0.8%
AMERCO	3,313	1,175,751
ArcBest Corp.	8,642	292,272
Avis Budget Group, Inc. (a)(b)	14,638	499,302
CSX Corp.	138,680	10,603,473
Heartland Express, Inc.	19,130	395,704
J.B. Hunt Transport Services, Inc. (b)	18,755	2,635,828
Landstar System, Inc.	6,408	852,841
Lyft, Inc. (a)	57,341	1,701,307
Marten Transport Ltd.	20,388	370,246
Old Dominion Freight Lines, Inc.	21,985	4,444,927
Saia, Inc. (a)	5,641	757,022
Universal Logistics Holdings, Inc.	11,279	242,499
Werner Enterprises, Inc.	14,681	675,473
		24,646,645
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)	15,874	537,970
BMC Stock Holdings, Inc. (a)	15,272	609,658
Fastenal Co.	107,060	5,230,952
H&E Equipment Services, Inc.	11,452	232,018
HD Supply Holdings, Inc. (a)	30,120	1,194,559
Rush Enterprises, Inc. Class A	7,125	344,280
		8,149,437

TOTAL INDUSTRIALS		106,553,028

INFORMATION TECHNOLOGY - 43.3%
Communications Equipment - 1.3%
Acacia Communications, Inc. (a)	8,770	591,800
Cisco Systems, Inc.	770,370	32,525,021
CommScope Holding Co., Inc. (a)	44,202	455,281
EchoStar Holding Corp. Class A (a)	11,957	351,297
Ericsson (B Shares) sponsored ADR	70,763	824,389
F5 Networks, Inc. (a)	11,767	1,557,127
Infinera Corp. (a)	47,893	349,140
InterDigital, Inc.	7,216	441,258
Ituran Location & Control Ltd.	9,567	138,722
Lumentum Holdings, Inc. (a)	14,775	1,270,650
NETGEAR, Inc. (a)	8,985	299,650
NetScout Systems, Inc. (a)	16,705	386,554
Radware Ltd. (a)	12,265	317,909
ViaSat, Inc. (a)	13,415	533,380
Viavi Solutions, Inc. (a)	49,386	658,562
		40,700,740
Electronic Equipment & Components - 0.7%
Avnet, Inc.	19,281	530,420
CDW Corp.	25,517	2,900,007
Cognex Corp. (b)	32,941	2,279,188
Coherent, Inc. (a)	5,064	570,510
ePlus, Inc. (a)	3,556	272,816
Flextronics International Ltd. (a)	100,016	1,086,174
FLIR Systems, Inc.	25,364	935,932
Hollysys Automation Technologies Ltd.	17,594	190,543
II-VI, Inc. (a)(b)	17,998	800,911
Insight Enterprises, Inc. (a)	7,747	463,309
IPG Photonics Corp. (a)	10,325	1,669,862
Itron, Inc. (a)	8,285	493,537
Littelfuse, Inc.	5,049	913,061
MTS Systems Corp.	7,390	180,316
National Instruments Corp.	25,867	928,367
Novanta, Inc. (a)(b)	7,304	782,770
OSI Systems, Inc. (a)	4,345	342,169
PC Connection, Inc.	6,506	288,151
Plexus Corp. (a)	6,587	501,073
Sanmina Corp. (a)	15,589	441,169
ScanSource, Inc. (a)	7,132	176,089
Trimble, Inc. (a)	44,943	2,355,463
TTM Technologies, Inc. (a)	25,374	290,786
Zebra Technologies Corp. Class A (a)	10,065	2,883,924
		22,276,547
IT Services - 3.4%
Akamai Technologies, Inc. (a)	30,436	3,543,663
Amdocs Ltd.	22,816	1,397,024
Automatic Data Processing, Inc.	77,984	10,846,795
BigCommerce Holdings, Inc. (a)(b)	10,510	1,238,078
Cardtronics PLC (a)(b)	10,712	232,558
Cass Information Systems, Inc.	4,290	167,996
Cognizant Technology Solutions Corp. Class A	99,619	6,660,526
CSG Systems International, Inc.	7,747	329,790
Euronet Worldwide, Inc. (a)	9,297	961,124
Exela Technologies, Inc. (a)(b)	168,590	72,140
ExlService Holdings, Inc. (a)	7,408	471,816
Fiserv, Inc. (a)	121,540	12,102,953
GDS Holdings Ltd. ADR (a)	20,349	1,647,048
Jack Henry & Associates, Inc.	14,525	2,402,726
ManTech International Corp. Class A	5,877	439,893
MongoDB, Inc. Class A (a)(b)	9,431	2,204,968
NIC, Inc.	16,043	342,999
Okta, Inc. (a)	21,739	4,681,928
Paychex, Inc.	64,259	4,913,886
PayPal Holdings, Inc. (a)	214,202	43,727,196
Perficient, Inc. (a)	8,739	374,990
QIWI PLC Class B sponsored ADR	15,743	282,902
Rackspace Technology, Inc. (a)	34,420	734,867
Sabre Corp.	60,798	424,978
StoneCo Ltd. Class A (a)	35,382	1,804,482
Sykes Enterprises, Inc. (a)	10,169	336,645
Ttec Holdings, Inc.	10,670	604,882
Tucows, Inc. (a)	3,307	209,069
VeriSign, Inc. (a)	21,042	4,519,822
Verra Mobility Corp. (a)	38,451	406,235
Virtusa Corp. (a)	7,511	296,985
Wix.com Ltd. (a)	9,820	2,893,267
		111,274,231
Semiconductors & Semiconductor Equipment - 9.3%
Advanced Energy Industries, Inc. (a)	8,453	626,536
Advanced Micro Devices, Inc. (a)	213,914	19,427,669
Ambarella, Inc. (a)	7,369	388,346
Amkor Technology, Inc. (a)	49,309	601,323
Analog Devices, Inc.	67,148	7,848,258
Applied Materials, Inc.	167,545	10,320,772
ASML Holding NV	13,918	5,207,837
Axcelis Technologies, Inc. (a)	9,711	229,471
Broadcom, Inc.	72,823	25,280,504
Brooks Automation, Inc.	15,466	798,510
Cabot Microelectronics Corp.	5,961	907,801
Canadian Solar, Inc. (a)	15,149	492,191
Cirrus Logic, Inc. (a)	11,892	720,536
Cree, Inc. (a)	21,353	1,347,374
Diodes, Inc. (a)	11,033	539,072
Enphase Energy, Inc. (a)	23,957	1,850,199
Entegris, Inc.	26,228	1,754,391
First Solar, Inc. (a)(b)	21,207	1,624,244
FormFactor, Inc. (a)	17,262	451,056
Intel Corp.	772,999	39,384,299
KLA-Tencor Corp.	28,849	5,918,084
Kopin Corp. (a)	82,592	124,714
Kulicke & Soffa Industries, Inc.	14,934	358,117
Lam Research Corp.	26,853	9,031,738
Lattice Semiconductor Corp. (a)	28,380	811,668
MACOM Technology Solutions Holdings, Inc. (a)	15,132	539,153
Marvell Technology Group Ltd.	124,454	4,826,326
Maxeon Solar Technologies Ltd. (a)(b)	5,256	109,220
Maxim Integrated Products, Inc.	50,354	3,446,228
Microchip Technology, Inc.	44,650	4,898,105
Micron Technology, Inc. (a)	201,480	9,169,355
MKS Instruments, Inc.	10,931	1,306,582
Monolithic Power Systems, Inc.	8,611	2,300,256
Nova Measuring Instruments Ltd. (a)	7,159	380,000
NVIDIA Corp.	112,492	60,180,970
NXP Semiconductors NV	51,226	6,442,182
ON Semiconductor Corp. (a)	79,786	1,705,027
Power Integrations, Inc.	12,449	696,771
Qorvo, Inc. (a)	21,541	2,763,064
Qualcomm, Inc.	204,720	24,382,152
Rambus, Inc. (a)	25,863	347,340
Semtech Corp. (a)	13,899	815,176
Silicon Laboratories, Inc. (a)	8,807	901,925
Silicon Motion Technology Corp. sponsored ADR	8,224	311,772
Skyworks Solutions, Inc.	31,249	4,526,418
SolarEdge Technologies, Inc. (a)	9,688	2,142,501
SunPower Corp. (a)(b)	42,082	470,898
Synaptics, Inc. (a)	7,392	630,759
Teradyne, Inc.	30,895	2,625,148
Texas Instruments, Inc.	167,147	23,759,946
Tower Semiconductor Ltd. (a)(b)	24,217	471,263
Universal Display Corp.	8,651	1,518,251
Xilinx, Inc.	44,888	4,675,534
		302,387,032
Software - 15.8%
2U, Inc. (a)(b)	14,390	595,602
ACI Worldwide, Inc. (a)	23,659	695,101
Adobe, Inc. (a)	87,897	45,125,441
Alarm.com Holdings, Inc. (a)	10,467	626,659
Altair Engineering, Inc. Class A (a)(b)	9,060	380,701
ANSYS, Inc. (a)	15,781	5,349,917
AppFolio, Inc. (a)	3,660	614,990
Appian Corp. Class A (a)(b)	7,956	487,225
Aspen Technology, Inc. (a)	13,187	1,675,145
Atlassian Corp. PLC (a)	23,560	4,517,866
Autodesk, Inc. (a)	40,477	9,945,199
Blackbaud, Inc.	10,530	672,341
BlackLine, Inc. (a)	11,594	1,012,968
Bottomline Technologies, Inc. (a)	9,726	463,249
Cadence Design Systems, Inc. (a)	52,182	5,787,506
CDK Global, Inc.	23,789	1,109,043
Check Point Software Technologies Ltd. (a)	26,014	3,284,528
Citrix Systems, Inc.	21,949	3,186,995
CommVault Systems, Inc. (a)	10,515	454,563
Cornerstone OnDemand, Inc. (a)	14,142	498,788
Coupa Software, Inc. (a)	12,561	4,116,742
Crowdstrike Holdings, Inc. (a)	28,376	3,567,714
CyberArk Software Ltd. (a)	7,896	872,508
Datadog, Inc. Class A (a)	34,375	2,872,031
Descartes Systems Group, Inc. (a)	17,304	0
DocuSign, Inc. (a)	34,068	7,597,164
Dropbox, Inc. Class A (a)	57,286	1,212,745
Duck Creek Technologies, Inc. (a)	22,327	870,530
Ebix, Inc. (b)	7,912	182,530
Everbridge, Inc. (a)	6,843	1,016,938
FireEye, Inc. (a)	48,183	707,326
Five9, Inc. (a)	12,149	1,548,269
Fortinet, Inc. (a)	30,264	3,994,999
GTY Govtech, Inc. (a)(b)	28,937	94,479
Intuit, Inc.	48,066	16,601,516
j2 Global, Inc. (a)	9,793	685,412
Jamf Holding Corp. (a)(b)	20,364	786,050
LivePerson, Inc. (a)	14,237	849,379
LogMeIn, Inc.	8,017	689,863
Magic Software Enterprises Ltd.	12,670	190,050
Manhattan Associates, Inc. (a)	12,659	1,231,088
Microsoft Corp.	1,383,524	312,026,168
MicroStrategy, Inc. Class A (a)	2,063	297,980
Mimecast Ltd. (a)	13,033	641,745
nCino, Inc. (a)	15,494	1,440,167
NICE Systems Ltd. sponsored ADR (a)	8,604	1,977,629
Nortonlifelock, Inc.	112,446	2,644,730
Nuance Communications, Inc. (a)	55,605	1,665,926
Nutanix, Inc. Class A (a)	36,486	1,047,513
Open Text Corp.	51,353	0
Parametric Technology Corp. (a)	22,137	2,023,543
Pareteum Corp. (a)(b)	141,895	96,489
Paylocity Holding Corp. (a)	10,369	1,526,835
Pegasystems, Inc.	15,471	1,987,559
Pluralsight, Inc. (a)(b)	23,901	457,465
Progress Software Corp.	10,118	383,371
Proofpoint, Inc. (a)	11,165	1,224,466
Qualys, Inc. (a)	7,966	845,511
Rapid7, Inc. (a)	10,451	674,821
RealPage, Inc. (a)	18,996	1,189,530
Safe-T Group Ltd. ADR (a)	54,238	68,882
Sapiens International Corp. NV	12,612	423,006
Splunk, Inc. (a)	29,562	6,483,833
SPS Commerce, Inc. (a)	7,691	614,357
SS&C Technologies Holdings, Inc.	46,654	2,972,793
SurveyMonkey (a)	29,578	736,196
Synopsys, Inc. (a)	28,095	6,217,424
Talend SA ADR (a)(b)	8,722	359,172
Tenable Holdings, Inc. (a)	21,535	810,577
The Trade Desk, Inc. (a)	7,691	3,701,678
Varonis Systems, Inc. (a)	6,607	816,163
Verint Systems, Inc. (a)	12,904	613,714
Workday, Inc. Class A (a)	32,344	7,753,180
Xperi Holding Corp.	19,586	245,413
Zoom Video Communications, Inc. Class A (a)	31,033	10,088,828
Zscaler, Inc. (a)	24,582	3,523,584
		513,751,408
Technology Hardware, Storage & Peripherals - 12.8%
Apple, Inc.	3,163,032	408,157,643
Logitech International SA	32,240	2,410,907
Nano Dimension Ltd. ADR (a)(b)	40,573	66,945
NetApp, Inc.	42,108	1,995,498
Seagate Technology LLC	48,781	2,341,000
Stratasys Ltd. (a)(b)	14,533	215,960
Super Micro Computer, Inc. (a)	12,543	343,553
Western Digital Corp.	56,361	2,165,390
		417,696,896

TOTAL INFORMATION TECHNOLOGY		1,408,086,854

MATERIALS - 0.2%
Chemicals - 0.0%
AgroFresh Solutions, Inc. (a)	55,349	137,266
Balchem Corp.	6,646	649,314
Innospec, Inc.	5,626	420,206
Loop Industries, Inc. (a)(b)	9,893	109,021
Methanex Corp.	18,233	0
		1,315,807
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	21,160	805,350
Metals & Mining - 0.2%
Ferroglobe PLC (a)	143,670	70,413
Ferroglobe Representation & Warranty Insurance (a)(c)	7,187	0
Kaiser Aluminum Corp.	4,197	269,783
Pan American Silver Corp.	41,992	1,518,431
Royal Gold, Inc.	12,670	1,727,174
SSR Mining, Inc. (a)	26,857	0
Steel Dynamics, Inc.	38,812	1,145,730
		4,731,531
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	25,227	211,402

TOTAL MATERIALS		7,064,090

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 0.9%
American Finance Trust, Inc.	30,573	208,966
Brookfield Property REIT, Inc. Class A (b)	11,608	133,840
CareTrust (REIT), Inc.	21,439	415,273
CyrusOne, Inc.	20,045	1,674,359
Diversified Healthcare Trust (SBI)	64,046	243,375
Equinix, Inc.	16,083	12,702,032
Gaming & Leisure Properties	41,553	1,510,452
Gladstone Commercial Corp.	9,767	191,531
Government Properties Income Trust	10,839	258,402
Hospitality Properties Trust (SBI)	39,715	326,060
Industrial Logistics Properties Trust	15,342	330,927
Lamar Advertising Co. Class A	17,096	1,183,556
Potlatch Corp.	14,779	680,425
Regency Centers Corp.	29,174	1,158,500
Retail Opportunity Investments Corp.	29,200	324,996
Sabra Health Care REIT, Inc.	42,502	630,305
SBA Communications Corp. Class A	20,385	6,239,237
Uniti Group, Inc.	45,926	450,993
		28,663,229
Real Estate Management & Development - 0.1%
Brookfield Property Partners LP	76,288	0
Colliers International Group, Inc.	7,933	0
FirstService Corp.	8,682	1,086,379
Newmark Group, Inc.	29,868	132,315
Redfin Corp. (a)	20,722	985,746
The RMR Group, Inc.	5,329	150,384
		2,354,824

TOTAL REAL ESTATE		31,018,053

UTILITIES - 0.5%
Electric Utilities - 0.5%
Alliant Energy Corp.	46,739	2,530,917
Exelon Corp.	175,790	6,488,409
MGE Energy, Inc.	7,416	481,966
Otter Tail Corp.	8,874	344,755
Xcel Energy, Inc.	95,435	6,630,347
		16,476,394
Independent Power and Renewable Electricity Producers - 0.0%
Atlantica Sustainable Infrastructure PLC	21,351	641,171
Water Utilities - 0.0%
Middlesex Water Co.	4,561	292,497

TOTAL UTILITIES		17,410,062

TOTAL COMMON STOCKS
(Cost $1,861,134,035)		3,247,865,764

Money Market Funds - 2.4%
Fidelity Cash Central Fund 0.12% (d)	4,676,647	4,677,582
Fidelity Securities Lending Cash Central Fund 0.11% (d)(e)	75,479,405	75,486,953
TOTAL MONEY MARKET FUNDS
(Cost $80,162,333)		80,164,535
TOTAL INVESTMENT IN SECURITIES - 102.2%
(Cost $1,941,296,368)		3,328,030,299
NET OTHER ASSETS (LIABILITIES) - (2.2)%(f)		(72,710,245)
NET ASSETS - 100%		$3,255,320,054

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	32	Sept. 2020	$7,752,960	$1,046,723	$1,046,723

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $432,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,146,816
Fidelity Securities Lending Cash Central Fund	3,291,745
Total	$4,438,561

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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